Note 4 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	201 7	201 6
Balance beginning of the year	$(38)	$(12)

Other comprehensive income (loss) before reclassifications	25	(26)
Amount reclassified from accumulated other comprehensive loss	--	--
Total other comprehensive income (loss)	25	(26)

Reclassification of certain income tax effects from accumulated other comprehensive income	(2)	--
Balance end of the year	$(15)	$(38)